Earnings per Share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Earnings per Share

Note 25 – Earnings per Share

Data used in calculation of the basic / diluted earnings per share

A.	(Loss)/Profit allocated to the holders of the ordinary shareholders
	For the year ended December 31,
	2023	2022	2021
	$ Thousands
(Loss)/Profit for the year attributable to Kenon’s shareholders	(235,978)	312,652	930,273

B.	Number of ordinary shares

	For the year ended December 31
	2023	2022	2021
	Thousands
Weighted Average number of shares used in calculation of basic/diluted earnings per share	53,360	53,885	53,879